Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	Utz Brands, Inc.
Entity Address, Address Line One	900 High Street
Entity Address, City or Town	Hanover
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17331
City Area Code	717
Local Phone Number	637-6644
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001739566
Amendment Flag	false